Other Receivables and Prepaid Expenses (Details) - Schedule of other receivables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of other receivables [Abstract]
Rent and other deposits	$ 14,716	$ 10,185
Employee advances and others	8,095	605
Prepaid taxes	226,206	161,195
Prepaid consulting fee	1,136,377	27,530
Total other receivables and prepaid expenses	$ 1,385,394	$ 199,515